Significant Accounting Policies (Narrative) (Details)	1 Months Ended	12 Months Ended								12 Months Ended
	Jun. 30, 2010 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Dec. 31, 2012 UAV Tactical Systems Ltd [Member]	Dec. 31, 2012 Series A [Member] USD ($)	Dec. 31, 2010 Series A [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Significant Accounting Policies [Line Items]
Components of accumulated other comprehensive income loss, tax		$ 23,845,000	$ 25,419,000
Percentage of equity voting rights		51.00%											50.00%	20.00%
Amount in which the company discontinues applying the equity method for investments		0
Reduction of allocation to non-controlling interest		0
Voting rights										51.00%
Minimum term of maturity where deposits are considered long-term, in years		1 year
Severance expenses		58,326	50,018	50,228
Percentage of revenue from service		10.00%	10.00%	10.00%
Notes issued	1,100,000,000
Issuance amount of Series A Note						24,407,000	92,000,000	217,420,000	807,000,000		900,000,000	1,100,000,000
Received interest payments semi-annually in NIS	4.84%	4.84%		4.84%
Cross currency interest rate swap, amount		287,000,000			1,100,000,000
Derivative, Basis Spread on Variable Rate		1.65%		1.84%
Variable rate basis of fair value hedge transactions		Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed.
Senior notes fair value											$ 477,943,000
Outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share		125,709	76,815	23,041